SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ 85,107	$ 135,971
Addition
Repayments	(47,818)	(45,350)
Interest expense, accrued	4,848	3,333
Translation difference	(1,368)	(8,847)
Balance, ending	40,769	85,107
Long term loan – current portion	40,769	46,680
Long term loan – non-current portion		$ 38,427